Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation

The financial statements of the Plan are presented on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Use of Estimate
Use of Estimates

The preparation of financial statements in accordance with U.S. GAAP requires Plan management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes and supplemental schedule. Actual results could differ from those estimates.

Notes Receivable from Participants
Notes Receivable from Participants

Notes receivable from participants represent participant loans that are recorded at their unpaid principal balances plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related loan processing fees are deducted from loan proceeds at the inception of the loan. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the Plan administrator determines the participant loan to be a deemed distribution, the recordkeeper provides the participant with the IRS required 1099R.

Investments
Investments

The Plan's investments are stated at fair value as described in Note 3.

Purchases and sales of securities are recorded on a trade date basis. Dividends are recorded on the ex-dividend date. Interest is recognized when earned. "Net appreciation in fair value of investments" includes the Plan's gains and losses on investments bought and sold as well as held during the year.